UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2013


[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

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       SEMIANNUAL REPORT
       USAA TAX EXEMPT MONEY MARKET FUND
       SEPTEMBER 30, 2013

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

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PRESIDENT'S MESSAGE

"BECAUSE OF THE INVERSE RELATIONSHIP BETWEEN
BOND PRICES AND YIELDS, LOWER PRICES MEAN
INVESTORS MAY HAVE THE OPPORTUNITY TO              [PHOTO OF DANIEL S. McNAMARA]
REINVEST AT HIGHER RATES AND POTENTIALLY
EARN MORE ON ANY NEW INVESTMENTS."

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SEPTEMBER 2013

Would it or wouldn't it? Would the U.S. Federal Reserve (the Fed) begin to reduce its bond-buying programs? Or would it continue purchasing bonds at the same pace? And if the Fed decided to taper, when would the reductions begin and how much would they be? The guessing game, which got underway in June after remarks by Fed Chairman Ben Bernanke, continued through the end of the reporting period. As I've discussed in the past, the Fed is supporting the economy by purchasing approximately $85 billion in mortgage-backed securities and long-term U.S. Treasury securities every month. (This is commonly known as "quantitative easing" or "QE"). In response to QE, long-term interest rates have fallen and the stock and bond markets have rallied.

Most people acknowledge that QE can't go on forever, but the idea the Fed would restrain a still fragile economy gave the markets pause. Interest rates rose sharply (bond prices, which move in the opposite direction, declined). By August, many investors had convinced themselves that the tapering announcement would be made at the Fed's September policy meeting. Instead, the Fed backed away from its prior guidance, saying it would continue buying the same amount of bonds every month. In response, interest rates trended down slightly as the markets began to price in the risks of a fiscal impasse in Washington, D.C.

During the reporting period, our USAA tax-exempt portfolios appeared to benefit from our bench of independent credit analysts. Because of their diligence, many of our mutual funds have avoided headline defaults and Chapter 9 bankruptcies such as Detroit; Jefferson County, Alabama; and Stockton, San Bernardino, Vallejo and Orange County, California. While headline events like these are likely to occur (unfunded pensions remain a long-term concern of ours), overall municipal credit quality appears to

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

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remain solid. We continue to expect the default rate among municipal issuers to remain extremely low. Meanwhile, our USAA tax-exempt money market funds are yielding almost zero at the present time.

For fixed-income investors, the prospect of gradually rising interest rates remains a mixed blessing. Higher rates mean a decrease in principal value. However, because of the inverse relationship between bond prices and yields, lower prices mean investors may have the opportunity to reinvest at higher rates and potentially earn more on any new investments. Furthermore, fixed-income investing is not an all or none scenario, and bonds continue to have a place in a diversified portfolio. Lastly, people often forget the bond market is not one market but is actually a market of many different types of bonds. While investors tend to focus on U.S. Treasuries, there are other segments of the bond market and they have performed differently (some better, some worse) during the reporting period. Investors should take a diversified approach to their fixed-income holdings.

If you think you might be over-allocated to fixed-income securities, you want to reassess your investment risk and if necessary, rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. Shareholders should always remain disciplined and follow an investment plan based on their objectives, risk tolerance and time horizon. If you have questions or would like assistance, USAA advisors stand ready to help you, free of charge.

In closing, I want to acknowledge the challenges that many people faced as a result of the federal government shutdown. We are glad the impasse has been temporarily resolved as of the time of this message. Rest assured, we will continue to monitor events in Washington, D.C. and any other factors that may affect your investments.

Thank you for your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

  Portfolio of Investments                                                     9

  Notes to Portfolio of Investments                                           24

  Financial Statements                                                        25

  Notes to Financial Statements                                               28

EXPENSE EXAMPLE                                                               36

ADVISORY AGREEMENT                                                            38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

The Fund invests primarily in high-quality tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN                                     [PHOTO OF DALE R. HOFFMANN]
USAA Asset Management Company

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o   HOW DID THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    During the six-month reporting period ended September 30, 2013, yields on tax-exempt money market instruments remained near all-time lows. For the reporting period, the Fund had a return of 0.01%, compared to an average return of 0.01% for the tax-exempt money market funds category, according to iMoneyNet, Inc.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Long-term interest rates increased during the reporting period on speculation that the U.S. Federal Reserve (the Fed) might start scaling back its quantitative easing measures sooner than expected. Bond prices, which move in the opposite direction of interest rates, declined. By August, it was widely believed the Fed would announce a reduction in its asset purchases after its September policy meeting. Instead, the Fed announced it would make no changes to its bond-buying programs and long-term interest rates drifted down slightly.

    Refer to page 6 for benchmark definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA TAX EXEMPT MONEY MARKET FUND

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    Short-term interest rates were anchored near zero throughout the reporting period. The Fed says it does not plan to raise short-term rates until unemployment falls below 6.5% and inflation rises above 2.0%. Though the U.S. economy has continued to grow slowly, employment gains have been modest and inflation has remained benign.

    Because of exceptionally low short-term rates, money market funds continued to provide very low absolute yields. Nevertheless, investors continued to favor them for the safety and liquidity they provide. As a result, short-term tax-exempt securities, especially municipal variable rate demand notes (VRDNs), remained in short supply. During the reporting period, the SIFMA Municipal Swap Index, the index of seven-day VRDNs, remained in a narrow range, starting the reporting period at 0.12%, dropping as low as 0.05% on July 3, 2013, and rising to 0.07% at the end of the reporting period.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    Because of the low interest rate environment, we continued to focus our purchases on VRDNs. The VRDNs owned by the Fund offer flexibility because we can sell them at par value (100% of face value) upon seven days' or less notice. In addition to providing liquidity, they offer a degree of safety. Many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

    To enhance the portfolio's yield, we sought to invest in securities with longer maturities. However, with short-term rates at historic lows, there were very few attractive opportunities. Our team of credit analysts helped us identify potential investments for the Fund. These experienced professionals also continued to analyze and monitor every holding in the portfolio.

o   WHAT IS THE OUTLOOK?

    We expect the U.S. economy to continue its "muddle through" recovery with slow growth and low inflation in the near term. According to consensus estimates, the 2013 gross domestic product growth may

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    remain below long-term averages. The Fed's decision not to taper its asset purchase programs demonstrates that U.S. central bankers remain concerned about the strength of economic growth and the level of unemployment. Indeed, Fed Chairman Ben Bernanke pointed to both issues in the press conference that followed the Fed's September meeting. At the end of the reporting period, tax-exempt investors seemed less worried about higher interest rates and more concerned about tight municipal supply and the U.S. government's fiscal challenges.

    Meanwhile, the Fed is likely to keep short-term rates low for the foreseeable future. As a result, shareholders can expect to see little change in the Fund's yield. Once the Fed does begin raising rates, we will look for opportunities to invest at higher yields. In the interim, we will continue to focus on safety and liquidity, while striving to maximize the tax-exempt income you receive from the Fund. As always, we will avoid issues subject to the alternative minimum tax for individuals.

    We appreciate your continued investment in the Fund.

    As interest rates rise, existing bond prices fall. o The SIFMA Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database. o Variable-rate demand notes (VRDNs) are securities which the interest rate is reset periodically; typically weekly, although reset intervals may vary. o Investing in securities products involves risk, including possible loss of principal. o Some income may be subject to state or local taxes but not the alternative minimum tax.

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4  | USAA TAX EXEMPT MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (Ticker Symbol: USEXX)


--------------------------------------------------------------------------------
                                             9/30/13                3/31/13
--------------------------------------------------------------------------------

Net Assets                               $2,734.2 Million       $2,683.4 Million
Net Asset Value Per Share                     $1.00                   $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                       51 Days                37 Days


(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/13
--------------------------------------------------------------------------------
  3/31/13-9/30/13*             1 Year             5 Years            10 Years

      0.01%                    0.01%               0.26%               1.25%


--------------------------------------------------------------------------------
                            7-DAY YIELD AS OF 9/30/13
--------------------------------------------------------------------------------

  Subsidized             0.01%             Unsubsidized                -0.35%


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                          EXPENSE RATIO AS OF 3/31/13**
--------------------------------------------------------------------------------

                                      0.56%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                                              USAA TAX
                                 IMONEYNET                  EXEMPT MONEY
                                  AVERAGE                   MARKET FUND
 9/24/2012                          0.01%                       0.01%
10/29/2012                          0.01                        0.01
11/26/2012                          0.01                        0.01
12/31/2012                          0.01                        0.01
 1/28/2013                          0.01                        0.01
 2/25/2013                          0.01                        0.01
 3/25/2013                          0.01                        0.01
 4/29/2013                          0.01                        0.01
 5/28/2013                          0.02                        0.01
 6/24/2013                          0.01                        0.01
 7/29/2013                          0.01                        0.01
 8/26/2013                          0.01                        0.01
 9/30/2013                          0.01                        0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 9/30/13.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against iMoneyNet, Inc. tax-free national retail money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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6  | USAA TAX EXEMPT MONEY MARKET FUND

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                              o TOP 10 INDUSTRIES o
                                  AS OF 9/30/13
                                (% of Net Assets)

General Obligation ....................................................... 17.1%
Electric Utilities ....................................................... 10.5%
Hospital .................................................................  9.8%
Education ................................................................  9.5%
Nursing/CCRC .............................................................  8.7%
Community Service ........................................................  7.9%
Agricultural Products ....................................................  4.5%
Municipal Finance ........................................................  4.2%
Multifamily Housing ......................................................  3.9%
Special Assessment/Tax/Fee ...............................................  3.8%

                          o PORTFOLIO MIX -- 9/30/13 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 74.3%
FIXED-RATE INSTRUMENTS                                                     18.4%
PUT BONDS                                                                   6.6%
ADJUSTABLE-RATE NOTES                                                       0.7%

      Percentages are of the net assets of the Fund and may not equal 100%.

      You will find a complete list of securities that the Fund owns on pages 12-23.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                                      USAA TAX
                                                                    EXEMPT MONEY
                                                                     MARKET FUND
09/30/03                                                             10,000.00
10/31/03                                                             10,006.11
11/30/03                                                             10,011.95
12/31/03                                                             10,018.47
01/31/04                                                             10,024.01
02/29/04                                                             10,028.61
03/31/04                                                             10,033.76
04/30/04                                                             10,039.86
05/31/04                                                             10,045.40
06/30/04                                                             10,051.14
07/31/04                                                             10,057.15
08/31/04                                                             10,063.86
09/30/04                                                             10,072.13
10/31/04                                                             10,083.01
11/30/04                                                             10,093.47
12/31/04                                                             10,105.31
01/31/05                                                             10,116.30
02/28/05                                                             10,128.04
03/31/05                                                             10,141.28
04/30/05                                                             10,159.02
05/31/05                                                             10,179.42
06/30/05                                                             10,196.45
07/31/05                                                             10,212.88
08/31/05                                                             10,230.63
09/30/05                                                             10,250.08
10/31/05                                                             10,268.63
11/30/05                                                             10,289.62
12/31/05                                                             10,314.83
01/31/06                                                             10,336.13
02/28/06                                                             10,357.38
03/31/06                                                             10,382.34
04/30/06                                                             10,406.31
05/31/06                                                             10,433.61
06/30/06                                                             10,463.15
07/31/06                                                             10,489.40
08/31/06                                                             10,516.90
09/30/06                                                             10,544.81
10/31/06                                                             10,571.69
11/30/06                                                             10,599.07
12/31/06                                                             10,630.01
01/31/07                                                             10,656.72
02/28/07                                                             10,682.90
03/31/07                                                             10,712.39
04/30/07                                                             10,740.75
05/31/07                                                             10,772.37
06/30/07                                                             10,802.66
07/31/07                                                             10,831.26
08/31/07                                                             10,864.63
09/30/07                                                             10,892.09
10/31/07                                                             10,921.39
11/30/07                                                             10,951.21
12/31/07                                                             10,978.60
01/31/08                                                             11,003.75
02/29/08                                                             11,025.25
03/31/08                                                             11,050.77
04/30/08                                                             11,071.93
05/31/08                                                             11,094.74
06/30/08                                                             11,112.51
07/31/08                                                             11,129.49
08/31/08                                                             11,147.87
09/30/08                                                             11,179.33
10/31/08                                                             11,215.14
11/30/08                                                             11,228.65
12/31/08                                                             11,242.04
01/31/09                                                             11,250.03
02/28/09                                                             11,257.13
03/31/09                                                             11,265.54
04/30/09                                                             11,274.25
05/31/09                                                             11,284.46
06/30/09                                                             11,293.35
07/31/09                                                             11,302.01
08/31/09                                                             11,308.67
09/30/09                                                             11,313.56
10/31/09                                                             11,315.99
11/30/09                                                             11,317.24
12/31/09                                                             11,319.87
01/31/10                                                             11,319.96
02/28/10                                                             11,320.05
03/31/10                                                             11,320.14
04/30/10                                                             11,320.24
05/31/10                                                             11,320.69
06/30/10                                                             11,320.91
07/31/10                                                             11,321.01
08/31/10                                                             11,321.10
09/30/10                                                             11,321.19
10/31/10                                                             11,321.29
11/30/10                                                             11,321.38
12/31/10                                                             11,321.50
01/31/11                                                             11,321.59
02/28/11                                                             11,321.68
03/31/11                                                             11,321.78
04/30/11                                                             11,321.87
05/31/11                                                             11,321.97
06/30/11                                                             11,322.06
07/31/11                                                             11,322.15
08/31/11                                                             11,322.25
09/30/11                                                             11,322.35
10/31/11                                                             11,322.44
11/30/11                                                             11,322.53
12/31/11                                                             11,322.74
01/31/12                                                             11,325.62
02/29/12                                                             11,325.71
03/31/12                                                             11,325.81
04/30/12                                                             11,325.90
05/31/12                                                             11,325.99
06/30/12                                                             11,326.09
07/31/12                                                             11,326.18
08/31/12                                                             11,326.29
09/30/12                                                             11,326.37
10/31/12                                                             11,326.47
11/30/12                                                             11,326.57
12/31/12                                                             11,327.11
01/31/13                                                             11,327.21
02/28/13                                                             11,327.29
03/31/13                                                             11,327.39
04/30/13                                                             11,327.48
05/31/13                                                             11,327.58
06/30/13                                                             11,327.67
07/31/13                                                             11,327.77
08/31/13                                                             11,327.86
09/30/13                                                             11,327.96

                                   [END CHART]

                       Data from 9/30/03 through 9/30/13.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

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8  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

    The USAA Tax Exempt Money Market Fund's (the Fund) investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

    (INS) Principal and interest payments are insured by Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, or JPMorgan Chase Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: California State Teacher Retirement System, Minnesota General Obligation, Montana Board of Investments Intercap Program, or National Rural Utility Corp.

================================================================================

10  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ABAG   Association of Bay Area Governments
    CSD    Central School District
    EDA    Economic Development Authority
    EDC    Economic Development Corp.
    IDA    Industrial Development Authority/Agency
    IDB    Industrial Development Board
    IDC    Industrial Development Corp.
    ISD    Independent School District
    USD    Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)        SECURITY                                        RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (74.3%)

             ALABAMA (3.9%)
$  10,000    Chatom IDB (NBGA)                               0.22%         8/01/2041           $  10,000
    6,050    Eutaw IDB                                       0.09         12/01/2020               6,050
   11,030    Huntsville (LIQ)(a)                             0.09          5/01/2015              11,030
    1,610    Huntsville Educational Building Auth.
               (LOC - Branch Banking & Trust Co.)            0.10         12/01/2022               1,610
   25,000    Mobile County IDA (LOC - Swedbank AB)           0.11          7/01/2040              25,000
   20,000    Tuscaloosa County IDA (LOC - Sumitomo
               Mitsui Banking Corp.)                         0.07          6/01/2028              20,000
   32,500    Tuscaloosa County Port Auth.
               (LOC - PNC Bank, N.A.)                        0.11         12/01/2031              32,500
                                                                                               ---------
                                                                                                 106,190
                                                                                               ---------
             ARKANSAS (0.2%)
    5,175    Texarkana (LOC - PNC Bank, N.A.)                0.22          3/01/2021               5,175
                                                                                               ---------
             CALIFORNIA (5.9%)
    9,875    ABAG Finance Auth. for Nonprofit Corps.
               (LOC - KBC Bank N.V.)                         0.37          5/15/2035               9,875
   15,600    Anaheim Redev. Agency (LIQ)(LOC - Deutsche
               Bank A.G.)(a)                                 0.12          2/01/2031              15,600
   12,255    Golden State Tobacco Securitization Corp. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                 0.15          6/01/2027              12,255
    6,000    Golden State Tobacco Securitization
               Corp. (INS)(LIQ)(a)                           0.17         12/01/2037               6,000
   28,985    Grossmont Healthcare District (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                 0.13          7/15/2033              28,985
   13,660    Infrastructure and Economic Dev. Bank
               (LOC - Bank of America, N.A.)                 0.09          7/01/2034              13,660
    3,338    Irvine (LOC - KBC Bank N.V.)                    0.11          9/02/2032               3,338
   15,731    Irvine (LOC - KBC Bank N.V.)                    0.11          9/02/2050              15,731
    3,445    Sacramento City Financing Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                 0.15         12/01/2033               3,445
   18,845    San Jose USD (LIQ)(LOC - Deutsche Bank A.G.)(a) 0.13          6/01/2031              18,845
    2,395    State (INS)(LIQ)(a)                             0.09          3/01/2014               2,395
   23,750    Statewide Communities Dev. Auth. (LIQ)
               (LOC - Citibank, N.A.)(a)                     0.57         12/14/2016              23,750
    7,600    Statewide Communities Dev. Auth.
               (LOC - Bank of America, N.A.)                 0.08         10/01/2036               7,600
                                                                                               ---------
                                                                                                 161,479
                                                                                               ---------

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                        COUPON           FINAL                 VALUE
(000)        SECURITY                                          RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------
             COLORADO (1.2%)
$   6,160    Educational and Cultural Facilities Auth.
               (LOC - Bank of America, N.A.)                   0.09%         2/01/2037           $   6,160
    1,595    El Paso County (LOC - JPMorgan Chase Bank, N.A.)  0.17         11/01/2021               1,595
   24,200    Fiddler's Business Improvement District
               (LOC - Key Bank, N.A.)                          0.15         12/01/2038              24,200
      685    Health Facilities Auth. (LOC - JPMorgan
               Chase Bank, N.A.)                               0.47          1/01/2018                 685
                                                                                                 ---------
                                                                                                    32,640
                                                                                                 ---------
             CONNECTICUT (0.3%)
    9,585    Health and Educational Facilities Auth.
               (LOC - Bank of America, N.A.)                   0.14          7/01/2030               9,585
                                                                                                 ---------
             DELAWARE (0.2%)
    6,600    EDA IDA                                           0.57         12/01/2014               6,600
                                                                                                 ---------
             DISTRICT OF COLUMBIA (0.2%)
    2,700    District of Columbia
               (LOC - Bank of America, N.A.)                   0.20          7/01/2022               2,700
    3,000    Metropolitan Washington Airports Auth.
               (LOC - TD Bank, N.A.)                           0.08         10/01/2039               3,000
                                                                                                 ---------
                                                                                                     5,700
                                                                                                 ---------
             FLORIDA (3.3%)
    5,000    Escambia County                                   0.08          4/01/2039               5,000
    1,200    Jackson County                                    0.09          7/01/2022               1,200
    3,415    Lee County IDA (LOC - Fifth Third Bank)           0.22          6/01/2025               3,415
   10,845    Miami Health Facilities Auth.
               (LOC - SunTrust Bank)                           0.30          8/01/2026              10,845
   19,265    Peace River (LIQ)(a)                              0.12         10/01/2013              19,265
    9,230    Seminole County IDA (LOC - Fifth Third Bank)      0.19         12/01/2037               9,230
   16,500    St. Lucie County                                  0.07          9/01/2028              16,500
    7,265    UCF Health Facilities Corp.
               (LOC - Fifth Third Bank)                        0.19          7/01/2037               7,265
   16,600    Univ. of North Florida Financing Corp. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                   0.11         11/01/2027              16,600
                                                                                                 ---------
                                                                                                    89,320
                                                                                                 ---------
             GEORGIA (2.2%)
   13,000    Appling County Dev. Auth.                         0.08          9/01/2041              13,000
   13,000    Bartow County Dev. Auth.                          0.15         12/01/2032              13,000
   28,200    Burke County Dev. Auth.                           0.08          7/01/2049              28,200
    2,550    Cobb County Dev. Auth. (LOC - Federal Home
               Loan Bank of Atlanta)                           0.11          2/01/2030               2,550
    2,500    Floyd County Dev. Auth.
               (LOC - PNC Bank, N.A.)                          0.11          4/01/2017               2,500
                                                                                                 ---------
                                                                                                    59,250
                                                                                                 ---------

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                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                        COUPON           FINAL                 VALUE
(000)        SECURITY                                          RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------
             ILLINOIS (7.1%)
$   4,200    Dev. Finance Auth.                                0.12%         1/01/2016           $   4,200
   20,100    Dev. Finance Auth. (LOC - JPMorgan Chase
               Bank, N.A.)(LOC - Northern Trust Co.)           0.07          2/01/2029              20,100
      100    Dev. Finance Auth. (LOC - JPMorgan Chase
               Bank, N.A.)                                     0.07         10/01/2029                 100
    3,080    Dev. Finance Auth.
               (LOC - Bank of America, N.A.)                   0.30          9/01/2032               3,080
   27,835    Finance Auth.
               (LOC - JPMorgan Chase Bank, N.A.)               0.08         11/15/2029              27,835
    2,880    Finance Auth. (LOC - Fifth Third Bank)            0.87          3/01/2031               2,880
   29,300    Finance Auth.
               (LOC - JPMorgan Chase Bank, N.A.)               0.07          9/01/2031              29,300
   16,650    Finance Auth. (LOC - Fifth Third Bank)            0.11          6/01/2038              16,650
    6,140    Finance Auth. (LOC - RBS Citizens, N.A.)          0.22          9/01/2043               6,140
    7,515    Finance Auth. (LOC - Fifth Third Bank)            0.19          1/01/2048               7,515
    8,105    Health Facilities Auth.
               (LOC - FirstMerit Bank, N.A.)                   0.12          8/15/2033               8,105
   12,975    Metropolitan Pier and Exposition Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                   0.13          6/15/2034              12,975
   23,335    Metropolitan Pier and Exposition Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                   0.13         12/15/2039              23,335
    3,000    Oak Forest (LOC - Fifth Third Bank)               0.19          7/01/2024               3,000
    4,350    Skokie Economic Dev.
               (LOC - Bank of America, N.A.)                   0.30         12/01/2014               4,350
    4,249    Springfield Airport Auth.                         0.60         10/15/2016               4,249
   13,105    Village of Morton Grove
               (LOC - Bank of America, N.A.)                   0.12         12/01/2041              13,105
    6,250    Will County (LOC - FirstMerit Bank, N.A.)         0.17          7/01/2034               6,250
                                                                                                 ---------
                                                                                                   193,169
                                                                                                 ---------
             INDIANA (3.4%)
    6,240    Berne (LOC - Federal Home Loan Bank of
               Indianapolis)                                   0.12         10/01/2033               6,240
   20,950    Dearborn County EDA (LOC - JPMorgan
               Chase Bank, N.A.)                               0.08          4/01/2036              20,950
    3,845    Dev. Finance Auth. (LOC - Fifth Third Bank)       0.19          2/01/2023               3,845
   36,800    Dev. Finance Auth. (LOC - JPMorgan
               Chase Bank, N.A.)                               0.07          2/01/2039              36,800
    4,855    Evansville (LOC - Fifth Third Bank)               0.19          1/01/2025               4,855
    9,620    Finance Auth. (LOC - Federal Home Loan
               Bank of Indianapolis)                           0.11          7/01/2029               9,620
    2,665    Finance Auth. (LOC - PNC Bank, N.A.)              0.12          6/01/2037               2,665
    1,300    Huntington                                        0.14          6/26/2014               1,300
    5,925    Winona Lake (LOC - Key Bank, N.A.)                0.27          7/01/2031               5,925
                                                                                                 ---------
                                                                                                    92,200
                                                                                                 ---------
             IOWA (5.7%)
    6,850    Chillicothe                                       0.12          1/01/2023               6,850
   12,750    Council Bluffs                                    0.12          1/01/2025              12,750
   10,000    Finance Auth                                      0.09          6/01/2039              10,000

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14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON          FINAL                 VALUE
(000)        SECURITY                                           RATE         MATURITY                (000)
----------------------------------------------------------------------------------------------------------
$  29,000    Finance Auth.                                      0.10%        6/01/2036           $  29,000
   32,000    Finance Auth.                                      0.10         9/01/2036              32,000
   30,000    Finance Auth. (LOC - U.S. Bank, N.A.)              0.12        12/01/2042              30,000
    2,300    Higher Educational Loan Auth.
               (LOC - Fifth Third Bank)                         0.11         5/01/2029               2,300
    7,900    Higher Educational Loan Auth.
               (LOC - Fifth Third Bank)                         0.11         4/01/2035               7,900
    9,500    Louisa County                                      0.11         9/01/2016               9,500
    3,900    Louisa County                                      0.11         3/01/2017               3,900
    4,900    Louisa County                                      0.11        10/01/2024               4,900
      805    Sheldon                                            0.37        11/01/2015                 805
    5,500    Urbandale (LOC - Wells Fargo Bank, N.A.)           0.13        11/01/2020               5,500
                                                                                                 ---------
                                                                                                   155,405
                                                                                                 ---------
             KENTUCKY (0.6%)
      925    Boone County (LOC - JPMorgan Chase Bank, N.A.)     0.47        11/01/2021                 925
    2,000    Frankfort                                          0.14         5/07/2014               2,000
    9,975    Georgetown (LOC - Fifth Third Bank)                0.19        11/15/2029               9,975
      595    Lexington-Fayette Urban County (LOC - JPMorgan
               Chase Bank, N.A.)                                0.47         7/01/2021                 595
    3,015    Lexington-Fayette Urban County (LOC - Federal
               Home Loan Bank of Cincinnati)                    0.32        12/01/2027               3,015
                                                                                                 ---------
                                                                                                    16,510
                                                                                                 ---------
             LOUISIANA (1.5%)
      775    Environmental Facilities and Community Dev. Auth.
               (LOC - Federal Home Loan Bank of Dallas)         0.11         4/01/2018                 775
    1,720    Hammond Area Economic and Industrial Dev. District
               (LOC - Federal Home Loan Bank of Dallas)         0.11         3/01/2033               1,720
    7,610    New Orleans (LOC - Capital One, N.A.)              0.62         8/01/2024               7,610
    1,545    Public Facilities Auth. (LOC - Federal Home Loan
             Bank of Dallas)                                    0.11        12/01/2014               1,545
   13,980    Public Facilities Auth. (INS)(LIQ)(a)              0.09         2/15/2015              13,980
    1,100    Public Facilities Auth.                            0.09         8/01/2017               1,100
      315    Public Facilities Auth. (LOC - Capital One, N.A.)  0.62         7/01/2023                 315
      590    Public Facilities Auth. (LOC - Capital One, N.A.)  0.62         7/01/2023                 590
    1,695    Public Facilities Auth. (LOC - Capital One, N.A.)  0.62         7/01/2023               1,695
      555    Public Facilities Auth. (LOC - Capital One, N.A.)  0.67         7/01/2027                 555
   11,000    St. James Parish                                   0.35        11/01/2040              11,000
                                                                                                 ---------
                                                                                                    40,885
                                                                                                 ---------
             MARYLAND (1.3%)
    1,000    Baltimore County IDA                               0.14         3/01/2014               1,000
   25,240    Health and Higher Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                0.09         4/01/2035              25,240

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 10,500     Williamsport (LOC - Manufacturers & Traders Trust Co.)  0.12%      11/01/2037     $   10,500
                                                                                               ----------
                                                                                                   36,740
                                                                                               ----------
             MASSACHUSETTS (0.5%)
   7,390     Dev. Finance Agency (LOC - Manufacturers &
               Traders Trust Co.)                                    0.12        4/01/2041          7,390
   7,390     Dev. Finance Agency (LOC - RBS Citizens, N.A.)          0.19        4/01/2041          7,390
                                                                                               ----------
                                                                                                   14,780
                                                                                               ----------
             MICHIGAN (2.2%)
   3,540     Fremont Hospital Finance Auth.
               (LOC - Fifth Third Bank)                              0.19       11/01/2027          3,540
     330     Higher Education Facilities Auth.
               (LOC - Comerica Bank, N.A.)                           0.20       10/01/2027            330
   6,960     Hospital Finance Auth. (LOC - Fifth Third Bank)         0.19        6/01/2035          6,960
   3,345     Kalamazoo County EDA (LOC - Fifth Third Bank)           0.24        9/01/2015          3,345
  28,405     Marquette County (LOC - RBS Citizens, N.A.)             0.22        3/01/2033         28,405
   7,900     Northville EDC (LOC - Fifth Third Bank)                 0.19        5/01/2014          7,900
  10,000     Oakland County EDC (LOC - Fifth Third Bank)             0.19        3/01/2029         10,000
                                                                                               ----------
                                                                                                   60,480
                                                                                               ----------
             MINNESOTA (0.3%)
   2,530     Canby Community Hospital District No.1                  0.37       11/01/2026          2,530
   4,675     Rochester (LOC - Royal Bank of Scotland N.V.)           0.18        4/01/2022          4,675
                                                                                               ----------
                                                                                                    7,205
                                                                                               ----------
             MISSISSIPPI (0.3%)
   9,045     Business Finance Corp. (LOC - Hancock Bank)             1.50       12/01/2036          9,045
                                                                                               ----------
             MISSOURI (1.5%)
   6,800     Health and Educational Facilities Auth.
               (LOC - Commerce Bank, N.A.)                           0.13        7/01/2026          6,800
   7,185     Health and Educational Facilities Auth.
               (LOC - Fifth Third Bank)                              0.19       11/01/2027          7,185
   8,500     Health and Educational Facilities Auth.
               (LOC - Commerce Bank, N.A.)                           0.12       10/01/2032          8,500
   8,400     Jackson County IDA (LOC - Commerce Bank, N.A.)          0.13        7/01/2025          8,400
   3,690     St. Louis County IDA (LOC - U.S. Bank, N.A.)            0.11        6/15/2024          3,690
   6,000     State Health (LOC - Commerce Bank, N.A.)                0.14       11/01/2032          6,000
                                                                                               ----------
                                                                                                   40,575
                                                                                               ----------
             NEBRASKA (0.4%)
  10,000     Washington County                                       0.10       12/01/2040         10,000
                                                                                               ----------
             NEW HAMPSHIRE (0.4%)
  10,000     Business Finance (LOC - Landesbank
               Hessen-Thuringen)                                     0.34        9/01/2030         10,000
                                                                                               ----------

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             NEW JERSEY (0.2%)
$  4,190     EDA (LOC - Bank of America, N.A.)                       0.25%      11/01/2027     $    4,190
                                                                                               ----------
             NEW MEXICO (0.2%)
   5,000     Hospital Equipment Loan Council
               (LOC - Fifth Third Bank)                              0.22        7/01/2025          5,000
                                                                                               ----------
             NEW YORK (7.0%)
   5,050     Albany IDA (LOC - RBS Citizens, N.A.)                   0.14        7/01/2016          5,050
   9,615     Albany IDA (LOC - Key Bank, N.A.)                       0.15        7/01/2035          9,615
  12,490     Broome County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.12        7/01/2040         12,490
   2,675     Chautauqua County IDA (LOC - RBS Citizens, N.A.)        0.15        8/01/2027          2,675
   2,750     Chautauqua County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.11        8/01/2030          2,750
   5,375     Clinton County IDA (LOC - Key Bank, N.A.)               0.15        7/01/2017          5,375
   2,635     Clinton County IDA (LOC - Key Bank, N.A.)               0.15        7/01/2042          2,635
     150     Dormitory Auth. (LOC - Key Bank, N.A.)                  0.15       11/01/2036            150
   5,530     East Rochester Housing Auth.
               (LOC - RBS Citizens, N.A.)                            0.14       12/01/2036          5,530
   1,850     Erie County IDA (LOC - Key Bank, N.A.)                  0.20        9/01/2017          1,850
   2,220     Erie County IDA (LOC - Key Bank, N.A.)                  0.20        6/01/2022          2,220
   3,900     Erie County IDA (LOC - Key Bank, N.A.)                  0.20        3/01/2024          3,900
   2,520     Guilderland IDA (LOC - Key Bank, N.A.)                  0.20        7/01/2032          2,520
   5,500     Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                     0.11       11/01/2037          5,500
  10,000     Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                     0.09        5/01/2042         10,000
   5,200     Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                     0.10        5/01/2042          5,200
   4,600     Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                     0.10        5/01/2042          4,600
   6,300     Long Island Power Auth. (LOC - JPMorgan
               Chase Bank, N.A.)                                     0.08        5/01/2033          6,300
   1,775     Monroe County IDA (LOC - Key Bank, N.A.)                0.20        8/01/2018          1,775
   7,525     Monroe County IDA (LOC - RBS Citizens, N.A.)            0.14        7/01/2027          7,525
   4,500     New York City (LIQ)(a)                                  0.07        8/01/2020          4,500
   4,900     New York City (LOC - Bayerische Landesbank)             0.10        8/01/2022          4,900
   4,900     New York City (LOC - Manufacturers &
               Traders Trust Co.)                                    0.13       12/01/2040          4,900
  10,315     New York City Housing Dev.Corp.
               (LOC - Landesbank Hessen-Thuringen)                   0.09        6/01/2039         10,315
   6,280     New York City IDA (LOC - Key Bank, N.A.)                0.15        7/01/2037          6,280
   6,380     New York City IDA (LOC - Key Bank, N.A.)                0.15        7/01/2038          6,380
   1,845     Niagara County IDA (LOC - Key Bank, N.A.)               0.20        9/01/2021          1,845

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$  8,925     Oneida County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.12%       6/01/2030     $    8,925
   3,385     Onondaga County IDA (LOC - Key Bank, N.A.)              0.15        7/01/2025          3,385
   8,200     Onondaga County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.12       12/01/2031          8,200
   1,000     Ontario County IDA (LOC - Royal Bank of
               Scotland N.V.)                                        0.18        3/01/2028          1,000
   6,825     Ontario County IDA (LOC - Key Bank, N.A.)               0.15        7/01/2030          6,825
  12,280     Ramapo Housing Auth. (LOC - Manufacturers &
               Traders Trust Co.)                                    0.17       12/01/2029         12,280
   2,265     St.Lawrence County (LOC - RBS Citizens, N.A.)           0.18        7/01/2037          2,265
   2,905     Syracuse IDA (LOC - Key Bank, N.A.)                     0.20        1/01/2033          2,905
   4,880     Tompkins County IDA (LOC - Bank of America, N.A.)       0.17        2/01/2037          4,880
   3,705     Utica IDA (LOC - RBS Citizens, N.A.)                    0.15       10/01/2025          3,705
                                                                                               ----------
                                                                                                  191,150
                                                                                               ----------
             OHIO (5.4%)
   7,850     Air Quality Dev. Auth. (LOC - Key Bank, N.A.)           0.16        6/01/2033          7,850
  30,000     Buckeye Tobacco Settlement Finance Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                         0.32        6/01/2024         30,000
  13,145     Butler County (LOC - Fifth Third Bank)                  0.19        5/15/2036         13,145
   1,415     Cadiz Health Care Facilities Auth.
               (LOC - PNC Bank, N.A.)                                0.57        1/01/2033          1,415
   3,200     Cincinnati and Hamilton County
               (LOC - Fifth Third Bank)                              0.20        9/01/2025          3,200
   1,190     Clermont County (LOC - Fifth Third Bank)                0.19        8/01/2022          1,190
   8,080     Delaware County (LOC - Fifth Third Bank)                0.19       10/01/2033          8,080
   4,905     Hamilton County (LOC - Fifth Third Bank)                0.22       12/01/2024          4,905
   8,000     Hamilton County (LOC - Fifth Third Bank)                0.19       12/01/2026          8,000
   6,065     Higher Educational Facilities (LOC - Fifth Third Bank)  0.19        9/01/2036          6,065
  20,950     Lima Hospital (LOC - JPMorgan Chase Bank, N.A.)         0.08        4/01/2037         20,950
  21,865     Northeast Regional Sewer District (LIQ)(a)              0.09        5/15/2015         21,865
  11,475     Pike County Health Care Facilities
               (LOC - Bank of America, N.A.)                         0.11       11/01/2033         11,475
   2,465     Pike County Health Care Facilities
               (LOC - Bank of America, N.A.)                         0.11       11/01/2033          2,465
   2,185     Portage County (LOC - JPMorgan Chase Bank, N.A.)        0.14       12/01/2022          2,185
   2,560     Summit County (LOC - Fifth Third Bank)                  0.19       12/01/2029          2,560
   2,435     Wayne County (LOC - Fifth Third Bank)                   0.25        9/01/2021          2,435
                                                                                               ----------
                                                                                                  147,785
                                                                                               ----------
             OKLAHOMA (3.9%)
  11,900     Dev. Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)    0.08       12/01/2038         11,900
   7,305     Edmond EDA (LOC - Bank of Oklahoma, N.A.)               0.20        6/01/2031          7,305


================================================================================

18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$  8,700     Garfield County Industrial Auth.                        0.20%       1/01/2025     $    8,700
  32,400     Muskogee Industrial Trust                               0.13        1/01/2025         32,400
  36,000     Muskogee Industrial Trust                               0.13        6/01/2027         36,000
  10,100     Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)   0.27       11/01/2026         10,100
                                                                                               ----------
                                                                                                  106,405
                                                                                               ----------
             OREGON (1.6%)
   6,730     Facilities Auth. (LOC - Bank of the West)               0.28       10/01/2037          6,730
  38,100     Port of Portland (LOC - Bank of
               Tokyo-Mitsubishi UFJ, Ltd.)                           0.31       12/01/2014         38,100
                                                                                               ----------
                                                                                                   44,830
                                                                                               ----------
             PENNSYLVANIA (2.2%)
   5,250     Chartiers Valley Industrial and
               Commercial Dev. Auth.                                 1.11       11/15/2017          5,250
   1,885     Delaware County Auth. (LOC - Citizens Bank of
               Pennsylvania)                                         0.09        4/01/2030          1,885
  14,300     Delaware Valley Regional Finance Auth.
               (LOC - Bayerische Landesbank)                         0.31       12/01/2020         14,300
   7,800     Delaware Valley Regional Finance Auth.
               (LOC - Bayerische Landesbank)                         0.31       12/01/2020          7,800
   3,400     Delaware Valley Regional Finance Auth.
               (LOC - Bayerische Landesbank)                         0.31       12/01/2020          3,400
   8,990     Delaware Valley Regional Finance Auth.
               (LOC - Bayerische Landesbank)                         0.29        6/01/2042          8,990
  18,685     Derry Township Industrial and Commercial
               Dev. Auth. (LOC - PNC Bank, N.A.)                     0.08       11/01/2030         18,685
                                                                                               ----------
                                                                                                   60,310
                                                                                               ----------
             RHODE ISLAND (1.0%)
   6,455     EDC (LOC - RBS Citizens, N.A.)                          0.19       10/01/2034          6,455
  15,395     Health and Educational Building Corp.
               (LOC - RBS Citizens, N.A.)                            0.11        4/01/2036         15,395
   6,930     Health and Educational Building Corp.
               (LOC - RBS Citizens, N.A.)                            0.18       12/01/2036          6,930
                                                                                               ----------
                                                                                                   28,780
                                                                                               ----------
             SOUTH CAROLINA (0.1%)
   3,400     EDA (LOC - Fifth Third Bank)                            0.19        2/01/2028          3,400
                                                                                               ----------
             SOUTH DAKOTA (0.6%)
   5,975     Health and Educational Facilities Auth.                 0.37       11/01/2020          5,975
   3,275     Health and Educational Facilities Auth.                 0.37       11/01/2025          3,275
   6,865     Health and Educational Facilities Auth.                 0.37       11/01/2027          6,865
                                                                                               ----------
                                                                                                   16,115
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             TENNESSEE (0.7%)
$  7,100     Hendersonville IDB (LOC - Fifth Third Bank)             0.22%       5/01/2036     $    7,100
   4,860     Metropolitan Government of Nashville and Davidson
               County (LOC - Fifth Third Bank)                       0.19       12/01/2024          4,860
   6,110     Sullivan County Health, Educational & Housing
               Facilities Board (LOC - JPMorgan Chase Bank, N.A.)    0.07        9/01/2032          6,110
   2,445     Williamson County IDB (LOC - Fifth Third Bank)          0.22       12/01/2027          2,445
                                                                                               ----------
                                                                                                   20,515
                                                                                               ----------
             TEXAS (2.3%)
  13,300     Atascosa County IDC (NBGA)                              0.13        6/30/2020         13,300
   9,100     Metropolitan Higher Education Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.12        5/01/2019          9,100
   1,800     North Central IDA                                       0.14       10/01/2013          1,800
  15,000     Port Arthur                                             0.09       12/01/2040         15,000
  25,000     Port Arthur                                             0.09        6/01/2041         25,000
                                                                                               ----------
                                                                                                   64,200
                                                                                               ----------
             UTAH (0.5%)
  15,000     Emery County (LOC - JPMorgan Chase Bank, N.A.)          0.07        7/01/2015         15,000
                                                                                               ----------
             VIRGINIA (1.7%)
   5,900     Fairfax County EDA (LOC - SunTrust Bank)                0.30        6/01/2037          5,900
   2,500     Hampton Roads Sanitation District                       0.05       11/01/2041          2,500
   3,000     Hanover County EDA (LOC - U.S. Bank, N.A.)              0.07       11/01/2025          3,000
   4,525     Lexington IDA                                           0.07        1/01/2035          4,525
   4,300     Loudoun County IDA                                      0.06        2/15/2038          4,300
     900     Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)           0.05        7/01/2016            900
  20,245     Stafford County IDA (LOC - Bank of America, N.A.)       0.09        8/01/2028         20,245
   3,915     Univ. of Virginia (LIQ)(a)                              0.07        6/01/2032          3,915
                                                                                               ----------
                                                                                                   45,285
                                                                                               ----------
             WASHINGTON (0.5%)
   8,960     Housing Finance Commission (LOC - Key Bank, N.A.)       0.15        7/01/2043          8,960
   5,025     Snohomish County Housing Auth.
               (LOC - Bank of America, N.A.)                         0.11        7/01/2036          5,025
                                                                                               ----------
                                                                                                   13,985
                                                                                               ----------
             WEST VIRGINIA (1.8%)
   9,630     Marshall County                                         0.09        3/01/2026          9,630
  39,540     State Hospital Finance Auth. (LOC - Fifth Third Bank)   0.19       10/01/2033         39,540
                                                                                               ----------
                                                                                                   49,170
                                                                                               ----------
             WISCONSIN (1.6%)
   5,535     Health and Educational Facilities Auth.
                (LOC - KBC Bank N.V.)                                0.13        5/01/2025          5,535
     550     Health and Educational Facilities Auth.
                (LOC - JPMorgan Chase Bank, N.A.)                    0.17        5/01/2026            550

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 11,440     Health and Educational Facilities Auth.
               (LOC - KBC Bank N.V.)                                 0.30%       3/01/2038     $   11,440
  19,900     Public Finance Auth. (LOC - Bank of Scotland)           0.10        6/01/2041         19,900
   6,465     Wind Point (LOC - U.S. Bank, N.A.)                      0.19        9/01/2035          6,465
                                                                                               ----------
                                                                                                   43,890
                                                                                               ----------
             WYOMING (0.4%)
  10,000     Platte County (NBGA)                                    0.11        7/01/2014         10,000
                                                                                               ----------
             Total Variable-Rate Demand Notes (cost: $2,032,943)                                2,032,943
                                                                                               ----------
             PUT BONDS (6.6%)

             ALABAMA (1.8%)
  25,000     Mobile IDB                                              0.40        6/01/2034         25,000
  25,000     Mobile IDB                                              0.45        7/15/2034         25,000
                                                                                               ----------
                                                                                                   50,000
                                                                                               ----------
             CALIFORNIA (1.0%)
  26,000     Statewide Communities Dev. Auth.                        0.20        4/01/2037         26,000
                                                                                               ----------
             GEORGIA (0.5%)
   3,100     Atlanta Finance Auth.                                   0.40        5/01/2015          3,100
  10,150     Burke County Dev. Auth.                                 2.30       10/01/2032         10,246
                                                                                               ----------
                                                                                                   13,346
                                                                                               ----------
             MASSACHUSETTS (0.7%)
  18,000     State Dev. Finance                                      0.40        5/01/2015         18,000
                                                                                               ----------
             MONTANA (1.9%)
   9,125     Board of Investments (NBGA)                             0.22        3/01/2017          9,125
  11,775     Board of Investments (NBGA)                             0.22        3/01/2018         11,775
  11,335     Board of Investments (NBGA)                             0.22        3/01/2025         11,335
  12,450     Board of Investments (NBGA)                             0.22        3/01/2028         12,450
   2,450     Board of Investments (NBGA)                             0.22        3/01/2029          2,450
   5,975     Board of Investments (NBGA)                             0.22        3/01/2035          5,975
                                                                                               ----------
                                                                                                   53,110
                                                                                               ----------
             NEW YORK (0.7%)
  20,000     Liberty Dev. Corp.                                      0.23       12/01/2049         20,000
                                                                                               ----------
             Total Put Bonds (cost: $180,456)                                                     180,456
                                                                                               ----------
             ADJUSTABLE-RATE NOTES (0.7%)

             CALIFORNIA (0.7%)
  19,000     Golden Empire Schools Financing Auth.                   0.37        5/01/2014         19,000
                                                                                               ----------
             Total Adjustable-Rate Notes (cost: $19,000)                                           19,000
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (18.4%)

             CALIFORNIA (1.6%)
$  7,000     San Diego County Water Auth.                            0.12%      10/03/2013     $    7,000
  30,735     San Diego County Water Auth.                            0.12       11/06/2013         30,735
   5,000     State (NBGA)(LOC - Wells Fargo Bank, N.A.)              0.09       11/05/2013          5,000
                                                                                               ----------
                                                                                                   42,735
                                                                                               ----------
             MARYLAND (0.4%)
   9,800     John Hopkins Univ.                                      0.12       10/08/2013          9,800
                                                                                               ----------
             MINNESOTA (1.6%)
   1,250     Aurora ISD (NBGA)                                       1.00        8/21/2014          1,256
   1,460     Clearbrook Gonvick ISD (NBGA)                           1.00        9/30/2014          1,470
  22,000     Duluth ISD (NBGA)                                       1.00        9/16/2014         22,137
  11,300     Farmington ISD (NBGA)                                   1.00        9/26/2014         11,380
   3,000     Little Falls ISD (NBGA)                                 1.25        9/23/2014          3,026
   1,500     Onamia ISD (NBGA)                                       1.00        8/30/2014          1,508
   2,050     St. Cloud ISD (NBGA)                                    0.65        8/08/2014          2,054
   2,100     St. Francis ISD (NBGA)                                  1.25        9/04/2014          2,118
                                                                                               ----------
                                                                                                   44,949
                                                                                               ----------
             NEW YORK (9.8%)
  10,000     AuSable Valley CSD                                      1.00       10/04/2013         10,000
   2,419     Clinton County                                          1.00        6/13/2014          2,428
  16,730     Cortland Enlarged CSD                                   1.00        6/27/2014         16,811
  10,562     Depew Union Free School District                        0.75        6/18/2014         10,592
  12,812     Dundee CSD                                              0.75        6/19/2014         12,849
   4,750     Dunkirk School District                                 1.00        7/23/2014          4,765
  23,970     Enlarged Troy School District                           1.00       11/20/2013         23,987
  12,190     Evans Brant CSD                                         1.00        6/27/2014         12,247
   6,000     Geneva School Districrt                                 1.00        8/15/2014          6,029
   5,301     Kenmore Tonawanda                                       1.00        6/27/2014          5,328
   4,870     Livonia CSD                                             0.60        6/27/2014          4,875
   9,219     Lockport School District                                1.00        8/07/2014          9,265
   8,780     Longwood CSD                                            1.00        6/20/2014          8,824
   9,100     Maine Endwell CSD                                       1.00        6/26/2014          9,143
   8,900     Moravia CSD                                             1.00        6/20/2014          8,937
   2,040     New Rochelle School District                            1.00        1/24/2014          2,044
  20,315     Newburgh School District                                1.00        6/30/2014         20,394
  10,000     Ogdensburg City                                         0.75        6/24/2014         10,025
   6,854     Oswego School District                                  1.00        6/25/2014          6,881
  14,557     Rome School District                                    1.00        8/07/2014         14,629
   4,270     Royalton Hartland CSD                                   1.00        6/27/2014          4,289
  11,000     Schoharie County                                        1.50       11/15/2013         11,008
  18,860     Sherburne Earleville CSD                                1.00        6/27/2014         18,951


================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$  3,500     Sullivan County                                         1.00%       3/07/2014     $    3,508
   5,730     Sullivan County                                         1.00        3/07/2014          5,745
   4,694     Susquehanna Valley CSD                                  1.00        6/27/2014          4,713
   4,758     Tonawanda School District                               1.00        3/12/2014          4,767
  11,635     Union Endicott CSD                                      1.00        6/25/2014         11,694
   4,000     Waverly CSD                                             1.00        6/27/2014          4,015
                                                                                               ----------
                                                                                                  268,743
                                                                                               ----------
             TEXAS (4.0%)
  10,000     Dallas Area Rapid Transit                               0.15       11/19/2013         10,000
  15,000     Houston                                                 0.13       12/04/2013         15,000
  10,000     Houston                                                 0.13       12/10/2013         10,000
  10,000     Houston                                                 0.13       12/18/2013         10,000
  13,000     San Antonio                                             0.12       12/05/2013         13,000
  25,000     San Antonio                                             0.14        1/14/2014         25,000
  25,000     Univ. of Texas                                          0.12       12/10/2013         25,000
                                                                                               ----------
                                                                                                  108,000
                                                                                               ----------
             VIRGINIA (1.0%)
  20,000     Rector and Visitors of the Univ. of Virginia            0.10       12/05/2013         20,000
   6,800     Univ. of Virginia                                       0.09       10/03/2013          6,800
                                                                                               ----------
                                                                                                   26,800
                                                                                               ----------
             WISCONSIN (0.0%)
   1,220     Racine USD                                              1.00        4/01/2014          1,224
                                                                                               ----------
             Total Fixed-Rate Instruments (cost: $502,251)                                        502,251
                                                                                               ----------

             TOTAL INVESTMENTS (COST: $2,734,650)                                              $2,734,650
                                                                                               ==========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                       $-          $2,032,943             $-      $2,032,943
Put Bonds                                         -             180,456              -         180,456
Adjustable-Rate Notes                             -              19,000              -          19,000
Fixed-Rate Instruments                            -             502,251              -         502,251
------------------------------------------------------------------------------------------------------
Total                                            $-          $2,734,650             $-      $2,734,650
------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1 to the financial statements.

    The cost of securities at September 30, 2013, for federal income tax purposes, was approximately the same as that reported in the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)          $2,734,650
  Cash                                                                                 109
  Receivables:
    Capital shares sold                                                              2,657
    USAA Asset Management Company (Note 4D)                                            108
    Interest                                                                         1,567
                                                                                ----------
       Total assets                                                              2,739,091
                                                                                ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                        3,880
      Dividends on capital shares                                                       18
   Accrued management fees                                                             630
   Accrued transfer agent's fees                                                       300
   Other accrued expenses and payables                                                  82
                                                                                ----------
       Total liabilities                                                             4,910
                                                                                ----------
          Net assets applicable to capital shares outstanding                   $2,734,181
                                                                                ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $2,733,971
  Accumulated net realized gain on investments                                         210
                                                                                ----------
          Net assets applicable to capital shares outstanding                   $2,734,181
                                                                                ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                    2,733,963
                                                                                ==========
  Net asset value, redemption price, and offering price per share               $     1.00
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $ 3,220
                                                                        -------
EXPENSES
   Management fees                                                        3,779
   Administration and servicing fees                                      1,349
   Transfer agent's fees                                                  2,052
   Custody and accounting fees                                              150
   Postage                                                                   27
   Shareholder reporting fees                                                26
   Trustees' fees                                                             6
   Registration fees                                                         32
   Professional fees                                                         78
   Other                                                                     21
                                                                        -------
      Total expenses                                                      7,520
   Expenses reimbursed                                                   (4,435)
                                                                        -------
      Net expenses                                                        3,085
                                                                        -------
NET INVESTMENT INCOME                                                       135
                                                                        -------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                          32
                                                                        -------
  Increase in net assets resulting from operations                      $   167
                                                                        =======

See accompanying notes to financial statements.

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2013 (unaudited), and year ended March 31, 2013

--------------------------------------------------------------------------------

                                                           9/30/2013          3/31/2013
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                   $      135        $       261
  Net realized gain on investments                                32                262
                                                          -----------------------------
    Increase in net assets resulting from operations             167                523
                                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (135)              (261)
  Net realized gains                                               -               (106)
                                                          -----------------------------
    Distributions to shareholders                               (135)              (367)
                                                          -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                  625,120          1,358,194
  Reinvested dividends                                           134                363
  Cost of shares redeemed                                   (574,463)        (1,315,730)
                                                          -----------------------------
    Increase in net assets from capital
      share transactions                                      50,791             42,827
                                                          -----------------------------
  Net increase in net assets                                  50,823             42,983

NET ASSETS
  Beginning of period                                      2,683,358          2,640,375
                                                          -----------------------------
  End of period                                           $2,734,181        $ 2,683,358
                                                          =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                625,120          1,358,194
  Shares issued for dividends reinvested                         134                363
  Shares redeemed                                           (574,463)        (1,315,730)
                                                          -----------------------------
      Increase in shares outstanding                          50,791             42,827
                                                          =============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2013, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2013, the Fund paid CAPCO facility fees of $8,000, which represents 4.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2014, in accordance with applicable tax law. Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At March 31, 2013, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended September 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the six-month period ended September 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $3,779,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,349,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2013, the Fund reimbursed the Manager $38,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,052,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended September 30, 2013, the Fund incurred reimbursable expenses of $4,435,000, of which $108,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

34  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                                    YEAR ENDED MARCH 31,
                             --------------------------------------------------------------------------------------------------
                                   2013              2013            2012               2011            2010               2009
                             --------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $     1.00        $     1.00      $     1.00         $     1.00      $     1.00         $     1.00
                             --------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             .00(a)            .00(a)          .00(a)             .00(a)          .00(a)             .02
  Net realized and
    unrealized gain                 .00(a)            .00(a)          .00(a)             .00(a)          .00(a)             .00(a)
                             --------------------------------------------------------------------------------------------------
Total from investment
  operations                        .00(a)            .00(a)          .00(a)             .00(a)          .00(a)             .02
Less distributions from:
  Net investment income            (.00)(a)          (.00)(a)        (.00)(a)           (.00)(a)        (.00)(a)           (.02)
  Realized capital gains              -              (.00)(a)        (.00)(a)              -            (.00)(a)           (.00)(a)
                             --------------------------------------------------------------------------------------------------
Total distributions                (.00)(a)          (.00)(a)        (.00)(a)           (.00)(a)        (.00)(a)           (.02)
                             --------------------------------------------------------------------------------------------------
Net asset value at
  end of period              $     1.00        $     1.00      $     1.00         $     1.00      $     1.00         $     1.00
                             ==================================================================================================
Total return (%)*                   .01(d)            .01(d)          .04(c),(d)         .01(d)          .48(b),(d)        1.94
Net assets at end of
  period (000)               $2,734,181        $2,683,358      $2,640,375         $2,842,986      $3,331,284         $3,498,914
Ratios to average
  net assets:**
  Expenses (%)(e)                   .23(d),(f)        .34(d)          .42(c),(d)         .49(d)          .52(b),(d)         .51
  Expenses, excluding
    reimbursements (%)(e)           .56(f)            .56             .57(c)             .55             .53(b)               -
  Net investment income (%)         .01(f)            .01             .03                .01             .47               1.90

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2013, average net assets were
    $2,691,508,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund $87,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) During the year ended March 31, 2012, SAS reimbursed the Fund $654,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Effective January 7, 2010, the Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.
================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

EXPENSE EXAMPLE

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2013, through September 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

36  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                    BEGINNING           ENDING            DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE        APRIL 1, 2013 -
                                   APRIL 1, 2013   SEPTEMBER 30, 2013   SEPTEMBER 30, 2013
                                  --------------------------------------------------------
Actual                               $1,000.00         $1,000.10               $1.15

Hypothetical
 (5% return before expenses)          1,000.00          1,023.92                1.17

* Expenses are equal to the Fund' sualized expense ratio of 0.23%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of April 1, 2013, through September 30, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

ADVISORY AGREEMENT

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is

================================================================================

38  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability.

However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

                                                        ADVISORY AGREEMENT |  39

================================================================================

brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and frontend loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes the Fund and all other no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account the various services

================================================================================

40  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses, noting that the Manager had reimbursed Fund expenses for the period covered by the third-party report.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one- and five-year periods ended December 31, 2012, and was above the average of its performance universe and lower than its Lipper index for the three-year period ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-year period ended December 31, 2012, was in the top 20% of its performance universe for the three-year period ended December 31, 2012, and was in the top 5% of its performance universe for the five-year period ended December 31, 2012. The Board also took into account Management's discussion of the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax

================================================================================

                                                        ADVISORY AGREEMENT |  41

================================================================================

expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

42  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     11/22/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/02/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/02/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.